CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance and reserves of accounts receivable	$ 286	$ 578
Treasury stock (shares)	0	194,707,945
Common Stock $0.001 Par Value
Common stock, par value (USD per share)	$ 0.001	$ 0.001
Common stock authorized (shares)	1,600,000,000	1,600,000,000
Common stock issued (shares)	267,329,284	0
Common stock outstanding (shares)	267,329,284	0
Former IAC Common Stock $0.001 Par Value
Common stock, par value (USD per share)	$ 0.001	$ 0.001
Common stock authorized (shares)	1,600,000,000	1,600,000,000
Common stock issued (shares)	0	263,229,724
Common stock outstanding (shares)	0	78,889,779
Former IAC Class B Convertible Common Stock $0.001 Par Value
Common stock, par value (USD per share)	$ 0.001	$ 0.001
Common stock authorized (shares)	400,000,000	400,000,000
Common stock issued (shares)	0	16,157,499
Common stock outstanding (shares)	0	5,789,499